SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenues from contracts with customers
Sale of goods and services	$ 116,182,805	$ 126,843,248
Royalties	554,013	729,612
Initial recognition and changes in the fair value of biological assets at the point of harvest	410,913	490,006
Total	116,593,718	127,333,254
Cost of sales	(71,615,781)	(75,675,878)
Gross profit per segment	$ 44,977,937	$ 51,657,376
% Gross margin	39.00%	41.00%
Seed and integrated products
Revenues from contracts with customers
Royalties	$ 554,013	$ 729,612
Initial recognition and changes in the fair value of biological assets at the point of harvest	87,844	51,451
Total	22,318,910	13,854,703
Cost of sales	(14,110,381)	(5,539,489)
Gross profit per segment	$ 8,208,529	$ 8,315,214
% Gross margin	37.00%	60.00%
Crop protection
Revenues from contracts with customers
Initial recognition and changes in the fair value of biological assets at the point of harvest	$ 172,118	$ 89,573
Total	55,926,478	63,075,746
Cost of sales	(36,183,792)	(45,035,250)
Gross profit per segment	$ 19,742,686	$ 18,040,496
% Gross margin	35.00%	29.00%
Crop nutrition
Revenues from contracts with customers
Initial recognition and changes in the fair value of biological assets at the point of harvest	$ 150,951	$ 348,982
Total	38,348,330	50,402,805
Cost of sales	(21,321,608)	(25,101,139)
Gross profit per segment	$ 17,026,722	$ 25,301,666
% Gross margin	44.00%	50.00%
Sale of goods and services
Revenues from contracts with customers
Sale of goods and services	$ 115,628,792	$ 126,113,636
Sale of goods and services | Seed and integrated products
Revenues from contracts with customers
Sale of goods and services	21,677,053	13,073,640
Sale of goods and services | Crop protection
Revenues from contracts with customers
Sale of goods and services	55,754,360	62,986,173
Sale of goods and services | Crop nutrition
Revenues from contracts with customers
Sale of goods and services	$ 38,197,379	$ 50,053,823